Note 3 - Property and Equipment	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
3.  Property and Equipment

Property and equipment consist of (in thousands):

	December 31,
	2015	2014
Computer equipment	$9,188	$9,817
Software	1,713	3,369
Furniture, fixtures, and equipment	907	756
Leasehold improvements	1,126	1,127
Test equipment	7,214	6,401
Construction-in-progress	4,777	2,405
	24,925	23,875
Accumulated depreciation	(13,600)	(15,043)
Total	$11,325	$8,832

Depreciation and amortization expense for years ended December 31, 2015, 2014 and 2013 was $2.6 million, $2.0 million and $1.4 million, respectively.